AST INVESTMENT GRADE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 98.3%
Affiliated Mutual Funds — 25.7%
Fixed Income
AST J.P. Morgan Fixed Income Central Portfolio*	19,432,999	$223,673,824
AST PGIM Fixed Income Central Portfolio*	131,303,699	1,549,383,645

Total Fixed Income (cost $1,458,212,812)(wa)		1,773,057,469

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 19.9%
Automobiles — 7.3%
AmeriCredit Automobile Receivables Trust,
Series 2023-02, Class C
6.000%	07/18/29	16,500	16,985,514
ARI Fleet Lease Trust,
Series 2024-A, Class A2, 144A
5.300%	11/15/32	4,622	4,651,946
Series 2025-B, Class A2, 144A
4.590%	03/15/34	700	704,329
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-03A, Class A, 144A
4.620%	02/20/27	2,083	2,084,843
Series 2023-03A, Class A, 144A
5.440%	02/22/28	21,545	21,858,316
Series 2023-06A, Class A, 144A
5.810%	12/20/29	5,000	5,207,576
Series 2023-08A, Class A, 144A
6.020%	02/20/30	10,100	10,603,748
Series 2024-01A, Class A, 144A
5.360%	06/20/30	5,600	5,791,736
Series 2024-03A, Class A, 144A
5.230%	12/20/30	7,300	7,526,194
Bayview Opportunity Master Fund VII Trust,
Series 2024-SN01, Class B, 144A
5.670%	08/15/28	4,500	4,536,153
Chesapeake Funding II LLC,
Series 2024-01A, Class A1, 144A
5.520%	05/15/36	1,878	1,901,414
Enterprise Fleet Financing LLC,
Series 2023-03, Class A2, 144A
6.400%	03/20/30	7,988	8,107,661
Series 2024-01, Class A2, 144A
5.230%	03/20/30	10,762	10,853,833
Series 2025-01, Class A2, 144A
4.650%	10/20/27	6,000	6,027,048
Series 2025-03, Class A2, 144A
4.500%	04/20/28	7,600	7,641,112
Ford Credit Auto Owner Trust,
Series 2024-01, Class A, 144A
4.870%(cc)	08/15/36	10,060	10,301,511
Series 2025-01, Class A, 144A
4.860%(cc)	08/15/37	40,300	41,345,261
Series 2025-02, Class A, 144A
4.370%(cc)	02/15/38	36,669	36,877,603
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Ford Credit Floorplan Master Owner Trust,
Series 2025-01, Class A1
4.630%	04/15/30	22,600	$22,918,687
GM Financial Revolving Receivables Trust,
Series 2023-02, Class A, 144A
5.770%	08/11/36	20,000	20,971,324
Series 2024-01, Class A, 144A
4.980%	12/11/36	13,600	13,956,359
Series 2025-01, Class A, 144A
4.640%	12/11/37	35,000	35,619,017
OneMain Direct Auto Receivables Trust,
Series 2025-01A, Class A, 144A
5.360%	04/16/35	18,900	19,507,074
Santander Drive Auto Receivables Trust,
Series 2023-04, Class C
6.040%	12/15/31	9,300	9,553,275
Series 2023-05, Class C
6.430%	02/18/31	20,100	20,901,900
Series 2023-06, Class B
5.980%	04/16/29	11,100	11,281,282
Series 2023-06, Class C
6.400%	03/17/31	2,900	2,997,761
Series 2024-01, Class C
5.450%	03/15/30	3,500	3,547,143
Series 2024-02, Class C
5.840%	06/17/30	5,700	5,831,399
Series 2024-03, Class C
5.640%	08/15/30	25,700	26,253,511
Series 2025-01, Class C
5.040%	03/17/31	21,100	21,422,703
Series 2025-02, Class C
5.060%	05/15/31	27,400	27,767,322
SFS Auto Receivables Securitization Trust,
Series 2024-01A, Class B, 144A
5.380%	01/21/31	2,700	2,763,076
Toyota Auto Loan Extended Note Trust,
Series 2025-01A, Class A, 144A
4.650%	05/25/38	21,400	21,808,785
Westlake Automobile Receivables Trust,
Series 2025-02A, Class B, 144A
4.630%	01/15/31	2,300	2,312,110
Series 2025-P01, Class A2, 144A
4.650%	02/15/28	4,250	4,265,178
Wheels Fleet Lease Funding LLC,
Series 2024-01A, Class A1, 144A
5.490%	02/18/39	7,598	7,688,502
Series 2025-02A, Class A1, 144A
4.410%	05/18/40	16,800	16,894,209
			501,266,415
Collateralized Loan Obligations — 11.1%
AGL CLO Ltd. (Cayman Islands),
Series 2022-19A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)
5.620%(c)	07/21/38	35,000	35,106,138
A1

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-07A, Class AR3, 144A, 3 Month SOFR + 1.560% (Cap N/A, Floor 1.560%)
5.874%(c)	04/28/37	56,680	$56,901,942
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)
5.715%(c)	04/20/35	3,000	3,003,956
Barings CLO Ltd.,
Series 2025-03A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.600%(c)	03/31/38	50,000	50,104,930
CBAM Ltd. (Cayman Islands),
Series 2018-08A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.868%(c)	07/15/37	47,750	47,976,655
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
5.767%(c)	07/20/34	3,500	3,505,831
Elevation CLO Ltd. (Cayman Islands),
Series 2023-17A, Class A1, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
6.195%(c)	10/20/36	50,000	50,303,980
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.675%(c)	10/20/37	18,500	18,570,986
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.852%(c)	04/17/37	15,250	15,311,839
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)
5.845%(c)	04/20/37	45,000	45,226,575
Highbridge Loan Management Ltd. (Cayman Islands),
Series 05A-2015, Class A1R3, 144A, 3 Month SOFR + 1.060% (Cap N/A, Floor 1.060%)
5.378%(c)	10/15/30	3,262	3,261,184
KKR CLO Ltd. (Cayman Islands),
Series 2024-47A, Class A, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)
5.688%(c)	01/15/38	31,000	31,108,810
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-29A, Class A1R2, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)
5.509%(c)	03/25/38	6,640	6,649,599
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)
5.608%(c)	10/15/32	4,968	4,973,455
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.829%(c)	04/18/37	57,000	57,302,562
Madison Park Funding Ltd.,
Series 2020-47A, Class A1R, 144A, 3 Month SOFR + 1.540% (Cap N/A, Floor 1.540%)
5.865%(c)	04/19/37	29,000	29,121,046
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Magnetite Ltd. (Cayman Islands),
Series 2024-42A, Class A1, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)
5.628%(c)	01/25/38	45,000	$45,176,603
Oaktree CLO Ltd. (Cayman Islands),
Series 2022-03A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.698%(c)	10/15/37	27,000	27,084,245
OFSI BSL Ltd. (Cayman Islands),
Series 2022-11A, Class A1R, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)
6.379%(c)	10/18/35	14,750	14,786,829
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1T, 144A, 3 Month SOFR + 1.130% (Cap N/A, Floor 0.868%)
5.452%(c)	04/17/31	4,255	4,256,587
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.872%(c)	04/17/37	46,680	46,857,020
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)
6.225%(c)	01/20/36	43,250	43,288,925
Rockford Tower CLO Ltd.,
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)
6.175%(c)	10/20/35	31,750	31,796,072
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
5.651%(c)	10/23/31	3,000	3,003,585
Tikehau US CLO Ltd. (Bermuda),
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)
6.268%(c)	01/15/36	27,250	27,426,501
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.918%(c)	04/25/37	17,500	17,567,741
Warwick Capital CLO Ltd. (United Kingdom),
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)
6.268%(c)	01/15/37	48,000	48,170,006
			767,843,602
Consumer Loans — 1.3%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1A, 144A
5.610%	02/15/29	31,200	31,342,334
Affirm Master Trust,
Series 2025-01A, Class A, 144A
4.990%	02/15/33	19,404	19,559,310
GreenSky Home Improvement Issuer Trust,
Series 2025-01A, Class A2, 144A
5.120%	03/25/60	19,637	19,704,055

A2

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
GreenSky Home Improvement Trust,
Series 2024-01, Class A2, 144A
5.880%	06/25/59	967	$972,160
OneMain Financial Issuance Trust,
Series 2023-02A, Class A1, 144A
5.840%	09/15/36	15,300	15,643,661
			87,221,520
Credit Cards — 0.0%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30	2,700	2,701,047
Equipment — 0.1%
CCG Receivables Trust,
Series 2025-01, Class A2, 144A
4.480%	10/14/32	8,000	8,042,980
Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
4.912%(c)	05/25/34	700	659,102
Morgan Stanley ABS Capital I, Inc.,
Series 2002-HE03, Class A2, 1 Month SOFR + 1.194% (Cap N/A, Floor 1.080%)
5.352%(c)	03/25/33	29	29,378
			688,480
Residential Mortgage-Backed Securities — 0.1%
Countrywide Asset-Backed Certificates Trust,
Series 2004-06, Class 2A5, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
5.052%(c)	11/25/34	449	435,009
Series 2004-ECC02, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)
5.172%(c)	12/25/34	1,302	1,301,465
Credit Suisse Mortgage Trust,
Series 2018-RPL04, 144A
3.716%(cc)	07/25/50	1,984	1,813,231
			3,549,705

Total Asset-Backed Securities (cost $1,357,630,155)			1,371,313,749
Commercial Mortgage-Backed Securities — 7.8%
BANK,
Series 2018-BN13, Class A4
3.953%	08/15/61	15,437	15,315,434
Series 2019-BN20, Class A2
2.758%	09/15/62	6,476	6,105,094
Series 2021-BN32, Class A2
1.985%	04/15/54	10,000	9,461,911
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49	2,485	2,473,858
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
BANK5,
Series 2024-05YR10, Class A3
5.302%	10/15/57	7,535	$7,765,501
Series 2025-05YR14, Class A3
5.646%	04/15/58	17,000	17,783,783
Series 2025-05YR17, Class A3
5.225%	11/15/58	16,930	17,464,411
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	9,585	9,114,753
Series 2022-C14, Class A4
2.692%	02/15/55	10,800	9,713,830
Series 2022-C17, Class A4
4.174%	09/15/55	9,358	9,088,822
Benchmark Mortgage Trust,
Series 2018-B04, Class A4
3.858%	07/15/51	17,350	17,111,665
Series 2018-B05, Class A3
3.944%	07/15/51	8,248	8,216,644
Series 2020-IG01, Class A3
2.687%	09/15/43	10,120	8,770,260
Series 2021-B25, Class A2
1.977%	04/15/54	7,000	6,838,057
Series 2023-B38, Class A3
5.793%	04/15/56	10,000	10,513,179
Series 2025-V14, Class A4
5.660%	04/15/57	15,000	15,706,684
BMO Mortgage Trust,
Series 2023-C07, Class A2
6.770%	12/15/56	29,991	31,640,103
Series 2025-05C9, Class A3
5.779%(cc)	04/15/58	24,455	25,655,626
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52	13,213	12,504,062
CCUBS Commercial Mortgage Trust,
Series 2017-C01, Class A3
3.283%(cc)	11/15/50	1,729	1,692,040
CD Mortgage Trust,
Series 2016-CD02, Class A4
3.526%(cc)	11/10/49	10,170	9,894,088
Series 2017-CD04, Class A3
3.248%	05/10/50	8,127	8,022,953
Series 2017-CD06, Class A4
3.190%	11/13/50	15,000	14,733,921
Series 2019-CD08, Class A3
2.657%	08/15/57	18,133	16,938,849
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2
3.585%	12/10/54	14,516	14,331,628
Citigroup Commercial Mortgage Trust,
Series 2016-C02, Class A3
2.575%	08/10/49	2,695	2,664,324
Series 2016-C03, Class A3
2.896%	11/15/49	989	974,193

A3

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2016-GC36, Class A5
3.616%	02/10/49	10,075	$10,010,769
Series 2016-P04, Class A3
2.646%	07/10/49	2,536	2,508,475
Series 2016-P05, Class A3
2.684%	10/10/49	1,580	1,561,125
Series 2017-P07, Class A3
3.442%	04/14/50	8,932	8,840,574
Commercial Mortgage Trust,
Series 2012-CR04, Class A3
2.853%	10/15/45	710	687,669
Series 2016-COR01, Class A3
2.826%	10/10/49	5,988	5,913,701
Series 2018-COR03, Class A2
3.961%	05/10/51	4,105	4,055,642
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A1, 144A
3.304%	09/15/37	7,917	7,274,139
Series 2016-NXSR, Class A3
3.501%	12/15/49	2,416	2,404,439
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	7,000	6,945,586
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A4
3.718%	08/15/48	169	168,838
Series 2017-CX10, Class A5
3.458%(cc)	11/15/50	10,080	9,761,134
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A3
3.269%	06/10/50	1,211	1,193,589
FHLMC Multifamily Structured Pass-Through Certificates,
Series K056, Class XAM, IO
1.311%(cc)	05/25/26	38,290	259,380
Series K093, Class XAM, IO
1.334%(cc)	05/25/29	51,135	1,950,693
Series K106, Class XAM, IO
1.706%(cc)	02/25/30	54,548	3,271,953
Series K734, Class X1, IO
0.782%(cc)	02/25/26	73,765	68,963
Series K736, Class XAM, IO
1.815%(cc)	07/25/26	63,677	713,654
Series K737, Class XAM, IO
1.145%(cc)	10/25/26	46,658	468,698
GS Mortgage Securities Trust,
Series 2016-GS04, Class A3
3.178%	11/10/49	3,836	3,793,957
Series 2018-GS09, Class A3
3.727%	03/10/51	7,043	6,945,908
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP05, Class A5
3.723%	03/15/50	6,750	6,684,968
Series 2017-JP06, Class A5
3.490%	07/15/50	5,010	4,887,791
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4
3.414%	03/15/50	6,873	6,778,187
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-C05, Class A5
3.694%	03/15/50	7,669	$7,555,734
Series 2020-COR07, Class A5
2.180%	05/13/53	12,000	10,159,326
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3
2.559%	08/15/49	3,357	3,333,293
Series 2016-JP02, Class A4
2.822%	08/15/49	11,300	11,164,007
Series 2016-JP03, Class A4
2.627%	08/15/49	3,291	3,245,380
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C30, Class A4
2.600%	09/15/49	5,148	5,111,452
Series 2016-C31, Class A4
2.840%	11/15/49	12,616	12,466,806
MSWF Commercial Mortgage Trust,
Series 2023-01, Class A2
6.451%	05/15/56	10,000	10,437,898
UBS Commercial Mortgage Trust,
Series 2017-C04, Class A4
3.563%	10/15/50	8,100	7,921,840
Series 2018-C08, Class A3
3.720%	02/15/51	5,281	5,245,584
Series 2018-C10, Class A3
4.048%	05/15/51	1,709	1,700,219
Series 2018-C12, Class A2
4.152%	08/15/51	137	136,771
Series 2018-C14, Class A3
4.180%	12/15/51	11,074	11,061,000
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A2
2.399%	08/15/49	14,990	14,829,379
Series 2017-C41, Class A3
3.210%	11/15/50	15,610	15,298,938
Series 2025-05C3, Class A3
6.096%	01/15/58	11,250	11,933,151

Total Commercial Mortgage-Backed Securities (cost $529,471,688)			539,246,283
Corporate Bonds — 33.7%
Aerospace & Defense — 0.6%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.125%	03/26/29	2,330	2,398,780
Boeing Co. (The),
Sr. Unsec’d. Notes
2.950%	02/01/30	2,650	2,494,475
3.250%	02/01/35	7,840	6,802,733
3.625%	02/01/31	2,610	2,499,621
5.150%	05/01/30	9,805	10,062,495
6.528%	05/01/34	17,421	19,279,595
			43,537,699

A4

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture — 1.3%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	6,500	$6,206,996
3.557%	08/15/27	1,509	1,492,405
5.625%	08/15/35(a)	39,260	40,733,985
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	1,628	1,636,361
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group,
Gtd. Notes, 144A
5.950%	04/20/35	4,760	5,002,148
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.375%	04/30/30	20,335	20,431,599
4.750%	11/01/31(a)	5,470	5,563,282
5.500%	09/07/30	9,005	9,469,891
			90,536,667
Airlines — 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28	3,000	3,011,040
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	2,815	2,849,760
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	1,215	1,212,888
4.625%	04/15/29	240	236,436
			7,310,124
Auto Manufacturers — 1.2%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30	18,920	17,582,128
4.950%	05/28/27	8,875	8,862,416
5.850%	05/17/27	4,000	4,050,500
6.950%	03/06/26	15,825	15,938,362
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
3.100%	01/12/32	8,810	7,935,029
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A, MTN
5.300%	01/08/30	18,220	18,711,735
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
5.650%	03/25/32	11,575	11,937,923
			85,018,093
Auto Parts & Equipment — 0.0%
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30	650	670,865
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks — 11.5%
Banco de Credito del Peru S.A. (Peru),
Sub. Notes, EMTN
3.250%(ff)	09/30/31	300	$293,883
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes
4.875%	01/11/29(a)	1,005	996,111
Bank of America Corp.,
Jr. Sub. Notes
6.250%(ff)	07/26/30(oo)	14,690	14,880,990
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32(a)	19,755	17,711,127
2.687%(ff)	04/22/32	13,055	11,891,637
5.288%(ff)	04/25/34(a)	3,345	3,460,446
5.872%(ff)	09/15/34(a)	17,425	18,670,403
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	13,140	11,730,154
2.087%(ff)	06/14/29	8,760	8,296,559
2.972%(ff)	02/04/33	13,337	12,143,989
3.824%(ff)	01/20/28	5,000	4,977,151
4.078%(ff)	04/23/40	2,365	2,106,740
Sub. Notes
5.744%(ff)	02/12/36(a)	12,265	12,771,491
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
7.437%(ff)	11/02/33	2,715	3,111,523
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
1.323%(ff)	01/13/27	320	317,074
5.283%(ff)	11/19/30(a)	2,350	2,412,682
Sr. Non-Preferred Notes, 144A, MTN
3.052%(ff)	01/13/31	4,585	4,307,274
Sr. Preferred Notes, 144A
5.894%(ff)	12/05/34	11,265	11,996,443
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
5.876%(ff)	01/14/31	8,870	9,258,453
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.375%	10/01/30	2,600	2,599,886
5.875%	04/30/29	4,490	4,730,411
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.057%(ff)	01/25/33	14,510	13,218,054
3.785%(ff)	03/17/33	13,099	12,441,439
Sub. Notes
4.450%	09/29/27	7,330	7,359,456
6.020%(ff)	01/24/36	35,390	37,109,740
Comerica, Inc.,
Sr. Unsec’d. Notes
5.982%(ff)	01/30/30	4,025	4,187,560
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A, MTN
5.862%(ff)	01/09/36	14,160	14,866,023
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.311%(ff)	11/16/27	425	415,727

A5

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
2.552%(ff)	01/07/28	1,250	$1,221,792
5.373%(ff)	01/10/29	11,290	11,527,246
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.992%(ff)	01/27/32	4,085	3,603,798
2.615%(ff)	04/22/32	11,000	9,971,253
2.650%(ff)	10/21/32	1,975	1,776,218
3.814%(ff)	04/23/29	16,650	16,504,494
3.850%	01/26/27	240	239,379
5.727%(ff)	04/25/30	6,812	7,126,415
6.484%(ff)	10/24/29	37,670	40,089,080
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
5.240%(ff)	05/13/31	15,000	15,435,728
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%
6.730%(c)	01/01/26(oo)	6,000	6,024,306
Sr. Unsec’d. Notes
1.040%(ff)	02/04/27	760	751,564
1.953%(ff)	02/04/32	19,095	16,879,959
2.739%(ff)	10/15/30	32,795	30,972,833
4.565%(ff)	06/14/30	11,100	11,227,368
4.995%(ff)	07/22/30	5,000	5,128,595
5.140%(ff)	01/24/31	7,930	8,189,218
5.294%(ff)	07/22/35	10,470	10,817,872
5.502%(ff)	01/24/36	20,100	21,033,350
5.572%(ff)	04/22/36(a)	10,840	11,435,223
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.341%(ff)	01/19/28	14,500	14,146,583
5.615%(ff)	04/24/36	30,000	31,446,936
Morgan Stanley,
Sr. Unsec’d. Notes
4.210%(ff)	04/20/28(a)	31,450	31,479,462
5.587%(ff)	01/18/36	18,045	18,894,807
5.664%(ff)	04/17/36(a)	18,520	19,541,714
Sr. Unsec’d. Notes, GMTN
3.772%(ff)	01/24/29	5,000	4,957,022
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32	10,710	9,548,159
2.943%(ff)	01/21/33	35,212	32,035,423
Sub. Notes, MTN
3.950%	04/23/27	655	653,590
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
3.337%(ff)	01/21/33	17,500	15,909,019
Sr. Non-Preferred Notes, 144A, MTN
5.250%	02/19/27	13,000	13,143,122
6.100%(ff)	04/13/33	12,500	13,183,699
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
7.161%(ff)	10/30/29	6,110	6,618,730
U.S. Bancorp,
Sr. Unsec’d. Notes
5.678%(ff)	01/23/35	8,900	9,372,757
5.836%(ff)	06/12/34(a)	9,300	9,905,649
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.746%(ff)	02/11/33	11,165	$9,944,329
3.091%(ff)	05/14/32	785	724,543
Sr. Unsec’d. Notes, 144A, MTN
2.095%(ff)	02/11/32	565	498,009
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.605%(ff)	04/23/36(a)	40,720	42,721,900
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	5,000	4,646,710
3.526%(ff)	03/24/28	16,995	16,844,147
5.557%(ff)	07/25/34	6,880	7,226,533
			791,660,960
Building Materials — 0.2%
CRH SMW Finance DAC,
Gtd. Notes
5.125%	01/09/30	9,350	9,613,319
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32	4,790	4,962,880
			14,576,199
Chemicals — 0.5%
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34	8,000	8,061,930
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.725%	11/15/28	8,900	8,972,523
MEGlobal Canada ULC (Kuwait),
Gtd. Notes, EMTN
5.875%	05/18/30	350	366,625
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.000%	12/15/26	5,000	4,989,971
5.250%	03/12/32	14,635	15,039,880
			37,430,929
Commercial Services — 0.2%
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31	1,550	1,644,653
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	8,500	6,079,155
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
4.750%	03/27/30	6,505	6,636,656
United Rentals North America, Inc.,
Gtd. Notes
5.250%	01/15/30(a)	630	633,961
			14,994,425

A6

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Cosmetics/Personal Care — 0.0%
Haleon US Capital LLC,
Gtd. Notes
3.625%	03/24/32	1,200	$1,136,955
Diversified Financial Services — 0.7%
American Express Co.,
Sr. Unsec’d. Notes
5.442%(ff)	01/30/36(a)	21,630	22,466,860
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.273%(ff)	03/01/30	7,980	7,692,162
7.624%(ff)	10/30/31	15,005	16,971,722
			47,130,744
Electric — 2.8%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	7,510	7,454,163
4.700%	05/15/32(a)	11,035	11,037,220
Ameren Illinois Co.,
First Mortgage
3.850%	09/01/32	11,000	10,570,745
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	1,405	1,516,098
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31(a)	3,200	3,048,096
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	500	495,331
5.000%	02/01/31	725	722,698
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series ai.
4.450%	10/01/32(a)	9,050	8,990,583
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
3.600%	03/15/27	9,910	9,835,662
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	2,500	2,473,018
DTE Energy Co.,
Sr. Unsec’d. Notes
2.850%	10/01/26	450	444,381
Duke Energy Carolinas LLC,
First Mortgage
2.850%	03/15/32	17,760	16,189,764
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.150%	08/15/27	435	428,030
Entergy Texas, Inc.,
First Mortgage
4.000%	03/30/29	10,900	10,842,909
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
4.300%	01/15/29	12,210	12,208,914
Florida Power & Light Co.,
Sr. Unsec’d. Notes, Series A
3.300%	05/30/27	795	786,381
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Georgia Power Co.,
Sr. Unsec’d. Notes
4.700%	05/15/32	4,580	$4,639,840
Light S/A (Brazil),
Unsec’d. Notes
23.382%(s)	08/31/27	65	9,772
Light Servicos de Eletricidade SA (Brazil),
Sec’d. Notes, PIK 2.260%
2.260%	12/19/37	64	15,962
Sr. Sec’d. Notes
4.210%	12/19/32	152	85,045
Pacific Gas & Electric Co.,
First Mortgage
6.400%	06/15/33	30,880	33,192,302
Puget Energy, Inc.,
Sr. Sec’d. Notes
5.725%	03/15/35	17,290	17,812,381
Southern California Edison Co.,
First Mortgage
5.950%	11/01/32(a)	31,960	33,720,976
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	2,245	2,242,211
5.625%	02/15/27	2,800	2,801,048
			191,563,530
Engineering & Construction — 0.2%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	2,513	2,462,740
4.250%	10/31/26	7,622	7,596,695
5.500%	07/31/47	4,220	3,660,850
			13,720,285
Entertainment — 0.2%
Warnermedia Holdings, Inc.,
Gtd. Notes
4.279%	03/15/32(a)	12,745	11,684,745
Foods — 0.4%
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	03/01/32(a)	3,910	3,999,233
5.200%	03/01/35(a)	4,620	4,720,902
Smithfield Foods, Inc.,
Gtd. Notes, 144A
3.000%	10/15/30	23,570	21,583,274
			30,303,409
Healthcare-Services — 0.7%
Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes
4.556%	11/01/52	3,360	2,933,339
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	270	254,346

A7

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Stanford Health Care,
Unsec’d. Notes, Series 2020
3.310%	08/15/30	8,980	$8,643,763
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	01/15/30	2,600	2,529,454
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.950%	01/15/32	32,077	32,844,264
			47,205,166
Holding Companies-Diversified — 0.1%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	3,775	4,037,361
Insurance — 0.5%
Arch Capital Finance LLC,
Gtd. Notes
4.011%	12/15/26	3,045	3,039,885
Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes
5.150%	02/15/35	5,840	5,908,937
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29	2	2,013
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
5.000%	03/15/35(a)	25,000	25,294,484
			34,245,319
Internet — 0.0%
Prosus NV (China),
Sr. Unsec’d. Notes
4.193%	01/19/32	450	432,162
Leisure Time — 0.1%
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
6.250%	03/01/30	425	429,773
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28	4,075	4,148,227
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes
3.700%	03/15/28(a)	2,809	2,764,364
			7,342,364
Lodging — 0.4%
Marriott International, Inc.,
Sr. Unsec’d. Notes
5.500%	04/15/37	24,440	24,966,279
Machinery-Diversified — 0.3%
Ingersoll Rand, Inc.,
Sr. Unsec’d. Notes
5.314%	06/15/31(a)	16,125	16,868,610
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	06/01/29	2,600	$2,583,074
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
6.384%	10/23/35	5,822	6,096,346
Comcast Corp.,
Gtd. Notes
3.750%	04/01/40	1,510	1,267,918
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.350%	09/15/26	7,500	7,443,869
			17,391,207
Mining — 0.6%
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	4,267	4,527,790
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.125%	02/21/32	25,603	26,482,709
5.300%	02/21/35(a)	2,410	2,507,130
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes
3.250%	05/13/30	1,936	1,856,208
Novelis Corp.,
Gtd. Notes, 144A
6.875%	01/30/30(a)	1,600	1,657,434
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes
5.250%	03/14/35	3,235	3,332,392
Yamana Gold, Inc. (Canada),
Gtd. Notes
2.630%	08/15/31	2,970	2,642,648
			43,006,311
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	8,945	9,159,859
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	6,600	6,473,742
5.100%	03/01/30	2,000	2,036,120
			8,509,862
Oil & Gas — 3.0%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	18,000	16,446,251
Sr. Unsec’d. Notes, 144A
4.000%	01/15/31	5,490	5,287,658
6.000%	06/13/33	13,966	14,651,996

A8

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
5.000%	12/15/29	10,160	$10,387,685
5.400%	12/15/34(a)	26,100	26,422,387
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32(a)	40,334	35,620,270
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.625%	11/01/30	1,575	1,630,276
ConocoPhillips Co.,
Gtd. Notes
5.000%	01/15/35(a)	16,400	16,601,018
Diamondback Energy, Inc.,
Gtd. Notes
6.250%	03/15/33(a)	26,670	28,724,529
EQT Corp.,
Sr. Unsec’d. Notes
7.500%	06/01/27	225	229,475
7.500%	06/01/30	225	248,183
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
8.375%	11/01/33	11,334	11,897,507
Ovintiv, Inc.,
Gtd. Notes
6.250%	07/15/33(a)	7,981	8,415,161
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	03/13/27	4,400	4,451,700
6.625%	06/15/38	368	333,178
6.700%	02/16/32	6,632	6,573,970
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	2,090	1,877,934
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.800%	12/01/31(a)	1,750	1,590,907
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.000%	05/18/27	15,970	16,121,536
			207,511,621
Packaging & Containers — 0.1%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29	4,225	4,324,516
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28	1,150	1,166,077
			5,490,593
Pharmaceuticals — 0.4%
CVS Health Corp.,
Sr. Unsec’d. Notes
4.780%	03/25/38	22,945	21,513,463
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	4,773	$3,970,227
			25,483,690
Pipelines — 3.9%
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.036%	11/15/33	31,821	33,959,599
Energy Transfer LP,
Sr. Unsec’d. Notes
4.200%	04/15/27	1,510	1,508,279
5.500%	06/01/27	5,000	5,086,578
5.600%	09/01/34	5,000	5,133,277
6.400%	12/01/30	3,395	3,679,177
6.550%	12/01/33	5,290	5,790,741
MPLX LP,
Sr. Unsec’d. Notes
4.000%	03/15/28	8,455	8,411,972
4.950%	09/01/32(a)	9,226	9,259,434
5.400%	04/01/35	37,655	37,977,327
ONEOK, Inc.,
Gtd. Notes
4.500%	03/15/50	900	735,118
5.800%	11/01/30	13,020	13,721,292
6.050%	09/01/33	4,181	4,433,117
6.100%	11/15/32	9,788	10,487,104
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	4,340	4,190,868
4.650%	10/15/25	2,185	2,185,000
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	18,585	17,664,179
5.200%	07/01/27	2,721	2,765,228
5.550%	08/15/35	22,000	22,441,967
6.150%	03/01/29	7,049	7,424,977
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.000%	03/15/28	3,610	3,599,022
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	16,997	15,434,844
3.500%	11/15/30	16,022	15,316,907
4.650%	08/15/32	2,170	2,167,806
4.800%	11/15/29	15,720	15,993,222
5.600%	03/15/35	21,825	22,664,604
			272,031,639
Real Estate Investment Trusts (REITs) — 1.0%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
5.500%	10/01/35(a)	18,955	19,480,179
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.900%	03/15/27	3,499	3,484,604

A9

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
5.200%	04/01/32(a)	7,876	$8,079,662
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes
5.700%	07/01/34	5,540	5,676,595
Kimco Realty OP LLC,
Gtd. Notes
6.400%	03/01/34	7,200	7,966,667
Sun Communities Operating LP,
Gtd. Notes
4.200%	04/15/32	24,093	23,376,254
Welltower OP LLC,
Gtd. Notes
3.100%	01/15/30	1,500	1,432,279
			69,496,240
Retail — 0.2%
AutoNation, Inc.,
Sr. Unsec’d. Notes
3.850%	03/01/32	6,700	6,275,793
Genuine Parts Co.,
Sr. Unsec’d. Notes
6.500%	11/01/28	9,015	9,573,052
			15,848,845
Semiconductors — 0.8%
Broadcom, Inc.,
Gtd. Notes, 144A
2.450%	02/15/31	5,390	4,900,921
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	1,153	998,186
3.187%	11/15/36	4,513	3,852,564
3.419%	04/15/33	47,900	44,285,069
			54,036,740
Software — 0.3%
Oracle Corp.,
Sr. Unsec’d. Notes
3.850%	07/15/36	3,300	2,938,425
5.500%	08/03/35(a)	14,270	14,680,888
			17,619,313
Telecommunications — 0.9%
CT Trust (Guatemala),
Sr. Sec’d. Notes
5.125%	02/03/32	200	191,312
Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, 144A
8.625%	08/01/32(x)	2,585	2,652,081
Telefonica Moviles Chile SA (Chile),
Sr. Unsec’d. Notes
3.537%	11/18/31(a)	430	234,350
T-Mobile USA, Inc.,
Gtd. Notes
2.550%	02/15/31	24,650	22,382,481
3.000%	02/15/41	525	394,043
3.875%	04/15/30	25,000	24,506,555
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.355%	03/15/32	13,585	$11,913,992
			62,274,814

Total Corporate Bonds (cost $2,256,336,616)			2,324,233,624
Municipal Bonds — 0.6%
Arizona — 0.3%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	20,800	20,399,280
California — 0.0%
Regents of the University of California Medical Center Pooled Revenue,
Taxable, Revenue Bonds, Series Q
4.132%	05/15/32	2,305	2,272,460
Colorado — 0.1%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	2,895	2,960,921
Massachusetts — 0.0%
Massachusetts Clean Water Trust (The),
Revenue Bonds, BABs
5.192%	08/01/40	885	899,024
New York — 0.1%
New York City Municipal Water Finance Authority,
Revenue Bonds, BABs
5.440%	06/15/43	7,000	6,977,581
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	1,300	1,287,177
Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	4,000	3,955,042
Texas — 0.0%
City of San Antonio Electric & Gas Systems Revenue,
Taxable, Revenue Bonds
4.427%	02/01/42	1,750	1,692,957
Washington — 0.0%
Central Puget Sound Regional Transit Authority,
Revenue Bonds, BABs
5.491%	11/01/39	2,330	2,401,348

Total Municipal Bonds (cost $49,414,656)			42,845,790
Residential Mortgage-Backed Securities — 0.5%
Alternative Loan Trust,
Series 2005-38, Class A3, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
4.972%(c)	09/25/35	1,087	994,392

A10

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
BRAVO Residential Funding Trust,
Series 2023-RPL01, Class A1, 144A
5.000%(cc)	05/25/63	28,635	$28,554,111
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)
5.906%(c)	10/25/41	788	789,159
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	945	913,267
GS Mortgage-Backed Securities Trust,
Series 2018-RPL01, Class A1A, 144A
3.750%	10/25/57	2,146	2,104,909
Mill City Mortgage Loan Trust,
Series 2018-01, Class A1, 144A
3.250%(cc)	05/25/62	241	239,288
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
5.022%(c)	01/25/48	111	109,070
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)
4.922%(c)	06/25/57	357	349,855
Towd Point Mortgage Trust,
Series 2019-04, Class A1, 144A
2.900%(cc)	10/25/59	917	881,256
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)
5.272%(c)	10/25/59	291	291,633
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2006-AR10, Class 1A1
4.498%(cc)	09/25/36	653	572,239

Total Residential Mortgage-Backed Securities (cost $35,011,070)			35,799,179
Sovereign Bonds — 0.3%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
2.375%	08/20/30	490	444,553
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.950%	01/25/27	700	712,341
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
6.375%	10/23/34	2,000	2,251,000
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
5.750%	09/16/30	14,850	15,128,437
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
2.125%	12/01/30	900	785,817

Total Sovereign Bonds (cost $19,172,299)			19,322,148
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations — 1.5%
Federal Home Loan Bank
4.250%	09/10/32	595	$601,729
Federal Home Loan Mortgage Corp.
2.500%	10/01/35	494	469,693
4.000%	06/01/26	—(r)	426
4.000%	02/01/34	16	16,055
4.000%	10/01/37	158	155,615
5.500%	02/01/53	5,250	5,311,520
6.250%	07/15/32	8,600	9,765,143
6.750%	03/15/31	11,042	12,617,909
Federal National Mortgage Assoc.
3.500%	05/01/48	453	420,381
4.000%	11/01/25	1	776
4.000%	11/01/29	1	1,193
4.000%	04/01/33	4,800	4,767,907
4.000%	07/01/33	14	14,229
4.000%	08/01/33	13	12,729
5.000%	08/01/52	1,475	1,470,311
6.625%	11/15/30	28,570	32,301,110
Resolution Funding Corp. Principal Strips, Bonds
4.545%(s)	01/15/30	8,628	7,296,571
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	220	190,986
5.250%	02/01/55	27,137	27,134,396
Tennessee Valley Authority Generic Strips, Bonds
4.724%(s)	07/15/34	445	304,183

Total U.S. Government Agency Obligations (cost $103,885,133)			102,852,862
U.S. Treasury Obligations — 8.3%
U.S. Treasury Bonds
3.375%	11/15/48	1,000	803,125
4.750%	08/15/55	5,985	6,006,509
U.S. Treasury Notes
3.625%	08/31/30	55,120	54,844,400
3.625%	09/30/30	44,845	44,617,271
3.875%	07/31/30	25,777	25,934,079
3.875%	08/31/32	26,355	26,280,877
3.875%	09/30/32	33,425	33,315,324
4.125%	10/31/31(k)	32,500	32,979,883
4.125%	03/31/32(k)	4,500	4,560,469
4.250%	08/15/35	72,400	72,988,250
4.625%	02/15/35	55,025	57,191,609
U.S. Treasury Strips Coupon
2.544%(s)	11/15/45	4,405	1,629,027
4.502%(s)	05/15/41(k)	71,300	33,893,061
4.559%(s)	08/15/41	67,600	31,641,668
4.609%(s)	11/15/41	52,865	24,399,526
4.791%(s)	08/15/46	7,800	2,788,071
4.909%(s)	02/15/41(h)	93,495	45,022,836
5.185%(s)	11/15/43(k)	100,000	41,060,225
5.401%(s)	08/15/40(k)	61,930	30,659,867

Total U.S. Treasury Obligations (cost $568,853,134)			570,616,077

Total Long-Term Investments (cost $6,377,987,563)			6,779,287,181

A11

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Short-Term Investments — 3.8%
Affiliated Mutual Funds — 3.8%
PGIM Core Government Money Market Fund (7-day effective yield 4.308%)(wa)	115,929,790	$115,929,790
PGIM Institutional Money Market Fund (7-day effective yield 4.350%) (cost $148,204,791; includes $147,549,058 of cash collateral for securities on loan)(b)(wa)	148,326,635	148,237,639

Total Affiliated Mutual Funds (cost $264,134,581)		264,167,429
Options Purchased*~ — 0.0%
(cost $12,657)		387

Total Short-Term Investments (cost $264,147,238)		264,167,816

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—102.1% (cost $6,642,134,801)		7,043,454,997
Options Written*~ — (0.0)%
(premiums received $387,343)		(267,992)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—102.1% (cost $6,641,747,458)		7,043,187,005

Liabilities in excess of other assets(z) — (2.1)%		(144,882,660)

Net Assets — 100.0%		$6,898,304,345

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
BABs	Build America Bonds
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CBOE	Chicago Board Options Exchange
CDX	Credit Derivative Index
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage-Backed Index
CMS	Constant Maturity Swap
DAC	Designated Activity Company
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
iBoxx	Bond Market Indices
IO	Interest Only (Principal amount represents notional)
LP	Limited Partnership
M	Monthly payment frequency for swaps
MTN	Medium Term Note
N/A	Not Applicable
OTC	Over-the-counter
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
RBC	Royal Bank of Canada
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $144,473,343; cash collateral of $147,549,058 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32	07/30/25	$2,585,000	$2,652,081	0.0%
A12

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.75		28		70	$175
(cost $392)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%		—		5,512	$71
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%		—		11,025	141
Total OTC Traded (cost $12,265)									$212
Total Options Purchased (cost $12,657)									$387
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.25		13		33	$(81)
(premiums received $63)

OTC Swaption
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.45.V1, 12/20/30	Put	BOA	11/19/25	0.68%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	400,000		$(152,484)
CDX.NA.IG.45.V1, 12/20/30	Put	RBC	11/19/25	0.73%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	400,574		(115,427)
Total OTC Swaptions (premiums received $387,280)									$(267,911)
Total Options Written (premiums received $387,343)									$(267,992)
Futures contracts outstanding at September 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,907	5 Year U.S. Treasury Notes	Dec. 2025	$208,235,456	$(680,238)
21,506	10 Year U.S. Treasury Notes	Dec. 2025	2,419,425,000	13,847,325
7,780	10 Year U.S. Ultra Treasury Notes	Dec. 2025	895,307,851	9,425,172
				22,592,259
Short Positions:
4,600	2 Year U.S. Treasury Notes	Dec. 2025	958,632,815	(700,684)
211	3 Year U.S. Treasury Notes	Dec. 2025	44,890,250	(39,463)
5,290	20 Year U.S. Treasury Bonds	Dec. 2025	616,780,938	(13,960,139)
1,370	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	164,485,625	(3,009,599)
354	CBOE iBoxx iShares Investment Grade Corporate Bond Index	Dec. 2025	51,804,360	(734,438)
				(18,444,323)
				$4,147,936
A13

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Credit default swap agreement outstanding at September 30, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	12/20/25	1.000%(Q)	9,150	0.222%	$18,138	$16,528	$1,610	CITI
Republic of France	06/20/35	0.250%(Q)	2,410	0.701%	(87,054)	(82,728)	(4,326)	BARC
Republic of France	06/20/35	0.250%(Q)	1,555	0.701%	(56,170)	(55,174)	(996)	BARC
					$(125,086)	$(121,374)	$(3,712)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date		Value at September 30, 2025		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.45.V1	12/20/30	1.000%(Q)	729,760		$(16,752,412)		$(16,772,082)		$(19,670)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.15.AAA	11/18/64	0.500%(M)	49,997	*	$(159,926)	$(654,686)	$494,760	CITI
CMBX.NA.16.AAA	04/17/65	0.500%(M)	49,997	*	(420,671)	(896,685)	476,014	CITI
CMBX.NA.17.AAA	12/15/56	0.500%(M)	100,000	*	(1,329,340)	(2,577,348)	1,248,008	CITI
CMBX.NA.17.AAA	12/15/56	0.500%(M)	50,000	*	(664,670)	(1,242,632)	577,962	CITI
CMBX.NA.18.AAA	12/17/57	0.500%(M)	25,000	*	21,873	(173,321)	195,194	CITI
CMBX.NA.18.AAA	12/17/57	0.500%(M)	25,000	*	21,874	(191,645)	213,519	CITI
					$(2,530,860)	$(5,736,317)	$3,205,457
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed
A14

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at September 30, 2025:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
34,710	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 4.240%	$(242,909)	$(1,075,648)	$(832,739)
12,915	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.240%	188,878	364,449	175,571
30,735	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 4.240%	238,256	1,357,631	1,119,375
				$184,225	$646,432	$462,207

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A15